Trade and Other Receivables - Schedule of Trade and Other Receivables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Trade and Other Receivables [Abstract]
Trade receivables – third parties	$ 10,117,291	$ 1,302,482	$ 12,675,669
Less: Allowance for expected credit losses – trade receivables	(2,303,255)	(296,518)	(1,814,615)	$ (233,610)	$ (899,827)
Trade and other receivables gross	7,814,036	1,005,964	10,861,054
Other receivables	195,323	25,146	128,887
Prepayments	567,636	73,077	414,449
Deposits	1,096,815	141,202	1,142,820
Deferred initial public offering expense			962,822
Prepayment of issuance costs	6,422,350	826,802
Trade and other receivables	$ 16,096,160	$ 2,072,191	$ 13,510,032